Net Revenue (Details) - Schedule of Net Revenue - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Revenue [Line Items]
Net revenue	$ 19,284,167	$ 18,052,068	$ 37,282,879	$ 34,739,312	$ 72,918,123	$ 72,613,910	$ 65,042,706
Domestic Sales [Member]
Schedule of Net Revenue [Line Items]
Net revenue	14,364,749	13,289,382	27,837,233	26,109,327	54,501,282	53,478,460	48,118,921
Export Sales [Member]
Schedule of Net Revenue [Line Items]
Net revenue	$ 4,919,418	$ 4,762,686	$ 9,445,646	$ 8,629,985	$ 18,416,841	$ 19,135,450	$ 16,923,785